Related Party Transactions - Summary of Vitol's existing storage capacity and guarantee duration (Detail) MMBbls in Millions	12 Months Ended
Dec. 31, 2016 MMBbls
Related Party Transaction [Line Items]
Vitol Storage	20.5
Amsterdam, NL [Member]
Related Party Transaction [Line Items]
Vitol Storage	2.9
Antwerp, BE [Member]
Related Party Transaction [Line Items]
Vitol Storage	2.3
Rotterdam, NL [Member]
Related Party Transaction [Line Items]
Vitol Storage	5.1
Seaport Canaveral [Member]
Related Party Transaction [Line Items]
Vitol Storage	2.8
Fujairah, UAE [Member]
Related Party Transaction [Line Items]
Vitol Storage	7.4